Operating Leases	12 Months Ended
Jan. 31, 2021
10. Operating Leases

Operating leases of the Company related to building leases.

During the year ended January 31, 2021, the Company’s lease at 3595 Cadillac Avenue in California, U.S.A was assigned together with the assignment of Pivot Naturals (Note 4). The related ROU asset was impaired at January 31, 2020 upon management’s decision to exit the US cannabis market (Note 9(g)). The related lease liability was extinguished during the year ended January 31, 2021 and a gain on extinguishment of $1,459,787 has been recorded within gain (loss) on sale/abandonment of assets, net on the consolidated statements of comprehensive loss.

During the year ended January 31, 2021, the Company’s lease at 285-295 Kesmark Street in Quebec, Canada was assigned together with the sale of Pivot (Note 5(a)). A gain on extinguishment of the lease liability, net of loss on disposal of the ROU asset, totaling $212,777 has been recorded within gain (loss) on sale/abandonment of assets, net on the consolidated statements of comprehensive loss. The Company remains a guarantor on the lease at 285-295 Kesmark Street until the lease expiry date of April 30, 2025 pursuant to which it has recorded a financial guarantee liability of $182,200 (Note 21(c)). Pursuant to the share purchase agreement for the sale of Pivot, the Company is indemnified from any and all claims suffered by the Company in connection with and as guarantor of the lease.

Right-of-use Assets $

Balance, January 31, 2018	–
Adoption of IFRS 16	1,974,759
Amortization on ROU asset	(235,587)
Effect of foreign exchange rate changes	(3,826)
Balance, January 31, 2019	1,735,346
Additions	3,330,947
Disposal – ROU asset	(466,839)
Disposal – Accumulated amortization on ROU asset	339,519
Impairment of ROU asset	(1,276,779)
Amortization on ROU asset	(421,984)
Effect of foreign exchange rate changes	11,428

Balance, January 31, 2020	3,251,638
Disposal – ROU asset	(3,330,947)
Disposal – Accumulated amortization on ROU asset	264,362
Amortization on ROU asset	(185,053)

Balance, January 31, 2021	–

During the year ended January 31, 2021, the Company recorded $254,902 (2020 - $60,482; 2019 - $nil) of sub-lease income related to the sub-lease of 285 Kesmark Street, which has been offset against amortization on ROU asset in the consolidated statements of comprehensive loss.

	Lease Liability $	Current $	Long-term $

Balance, January 31, 2018	–	–	–
Adoption of IFRS 16	1,906,403
Lease liability expense	155,051
Lease payments	(282,095)
Effect of foreign exchange rate changes	(3,244)
Balance, January 31, 2019	1,776,115	(367,629)	1,408,486
Additions	3,246,553
Disposal	(118,200)
Lease liability expense	347,446
Lease payments	(559,580)
Effect of foreign exchange rate changes	9,958

Balance, January 31, 2020	4,702,292	(68,138)	4,634,154
Disposal	(4,739,149)
Lease liability expense	479,164
Lease payments	(499,929)
Effect of foreign exchange rate changes	57,622

Balance, January 31, 2021	–	–	–